Summary of Significant Accounting Policies - Additional Information (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
	Jan. 31, 2017 USD ($)	Dec. 31, 2023 CNY (¥) Customer	Dec. 31, 2023 USD ($) Customer	Dec. 31, 2022 CNY (¥) Customer	Dec. 31, 2022 USD ($) Customer	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2020	Dec. 31, 2017
Convenience translation rate		7.0999					7.0999
Equity method investment realized gain loss		¥ 361	$ 51	¥ 294		¥ 483
Impairment of long lived assets		0		0		0
Breakage Income		10,924	1,539	26,392		14,177
Increase in deferred revenue		17,096	2,408	(4,762)		(68,469)
Deferred revenue recognized		56,514	7,960	66,198		34,140
Impairment loss on contract assets		23,020	3,242
Remaining performance obligation		577,266		393,803			$ 81,306
Employee benefit expenses		70,230	$ 9,892	¥ 88,293		¥ 70,036
Assets held at major financial institutions		¥ 615,216					86,651
Foreign currency exchange rate, Appreciation depreciation percentage		2.90%	2.90%	8.20%	8.20%	2.30%
Convertible note receivable		¥ 5,320		¥ 5,105			749
Gain On Investments		105	$ 30	215
Accrued Liabilities and Other Liabilities		104,935		173,832			14,780
Increase Decrease In Research And Development Expenses		663	93	2,337		¥ 1,871
Net loss		(653,700)	(92,070)	(971,233)		(796,697)
Net cash generated from (used in) operating activities		(255,800)	$ (36,026)	(456,808)		¥ (477,886)
Government Assistance [Member]
Accrued Liabilities and Other Liabilities		1,090		663			$ 154
Convertible Note Receivable [Member]
Convertible note receivable								¥ 5,000	$ 704
Convertible note receivable interest rate								4.00%	4.00%
Contract with Customer Asset [Member]
Increase in contract assets				19,009	$ 2,677
Fair Value, Recurring [Member]
Warrants outstanding		¥ 0		¥ 0
EaSuMed Holding Ltd [Member]
Equity method investment ownership percentage	20.29%
Payments to acquire equity method investments | $	$ 363
Supplier Concentration Risk [Member]
Concentration risk, Percentage		65.00%	65.00%	50.00%	50.00%	44.00%
Geographic Concentration Risk [Member] | PRC
Concentration risk, Percentage		99.99%	99.99%
Geographic Concentration Risk [Member] | Non PRC [Member]
Concentration risk, Percentage		0.01%	0.01%
Maximum [Member]
Value added tax rate											13.00%
Lease term		6 years					6 years
Minimum [Member]
Value added tax rate										6.00%
Lease term		4 months					4 months
Accounts Receivable [Member] | Customer Concentration Risk [Member]
Number of customers | Customer		0	0	1	1
Concentration risk, Percentage		10.00%	10.00%			10.00%